Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2013
U.S. Cellular
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2013	2012
(Dollars in thousands)
Land	N/A	$36,266	$33,947
Buildings	20	304,272	341,852
Leasehold and land improvements	1-30	1,197,520	1,188,720
Cell site equipment	6-25	3,306,575	3,100,916
Switching equipment	1-8	1,161,976	1,155,114
Office furniture and equipment	3-5	539,248	535,656
Other operating assets and equipment	5-25	92,456	128,290
System development	3-7	962,698	631,184
Work in process	N/A	116,501	362,749
		7,717,512	7,478,428
Accumulated depreciation and amortization		(4,860,992)	(4,455,840)
		$2,856,520	$3,022,588

TDS Telecom
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2013	2012
(Dollars in thousands)
Land	N/A	$12,794	$9,004
Buildings	5-40	148,800	147,177
Cable and wire	15-35	1,523,123	1,445,270
Network electronic equipment	3-12	1,229,941	1,171,461
Office furniture and equipment	5-10	74,507	71,887
Other equipment	5-12	94,438	85,486
System development	3-7	230,416	196,185
Work in process	N/A	88,614	87,043
		3,402,633	3,213,513
Accumulated depreciation and amortization		(2,417,999)	(2,279,325)
		$984,634	$934,188

Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment
December 31,	2013	2012
(Dollars in thousands)
Property, plant and equipment	$119,659	$116,558
Accumulated depreciation and amortization	(82,669)	(76,068)
Total	$36,990	$40,490